Accounts Receivable, Net	12 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is analyzed as follows:

	As of March 31,
	2023	2024
	$	$
Accounts receivable	2,440	1,296
Less: allowance for expected credit losses	(554)	(43)
Total accounts receivable, net	1,886	1,253

Details of the movements of the expected credit loss provision are as follows:

	Year ended March 31,
	2022	2023	2024
	$	$	$
At beginning of year	-	51	554
Provision (reversal) for the year	51	503	(511)
At end of year	51	554	43

As of March 31, 2024, no expected credit loss provision was related to an off-balance sheet exposure of a customer (2023: $28).